Portfolio of Investments
Columbia Convertible Securities Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 2.8%
Issuer	Shares	Value ($)
Energy 0.6%
Oil, Gas & Consumable Fuels 0.6%
Ascent Resources, Class B(a),(b),(c),(d)	10,248,729	2,295,715
Pioneer Natural Resources Co.	125,000	12,572,500
Total		14,868,215
Total Energy		14,868,215
Information Technology 2.2%
Electronic Equipment, Instruments & Components 0.5%
Vishay Intertechnology, Inc.	625,000	12,100,000
Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc.	95,000	38,150,100
Total Information Technology		50,250,100
Total Common Stocks (Cost $45,333,255)		65,118,315

Convertible Bonds(e) 78.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 2.1%
Air Canada(f)
07/01/2025	4.000%	11,500,000	17,174,802
Southwest Airlines Co.
05/01/2025	1.250%	20,500,000	30,237,500
Total			47,412,302
Automotive 5.6%
Tesla, Inc.
05/15/2024	2.000%	14,000,000	128,100,000
Cable and Satellite 3.3%
DISH Network Corp.
08/15/2026	3.375%	33,500,000	33,396,150
Liberty Broadband Corp.(f)
09/30/2050	1.250%	25,000,000	25,362,500
09/30/2050	2.750%	15,000,000	16,039,897
Total			74,798,547
Consumer Cyclical Services 6.3%
Etsy, Inc.
10/01/2026	0.125%	10,000,000	19,453,969
Farfetch Ltd.(f)
05/01/2027	3.750%	4,000,000	14,114,845
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fiverr International Ltd.(f),(g)
11/01/2025	0.000%	10,000,000	12,100,000
Lyft, Inc.(f)
05/15/2025	1.500%	16,500,000	20,779,687
Match Group FinanceCo 3, Inc.(f)
01/15/2030	2.000%	19,000,000	34,403,721
Zillow Group, Inc.
05/15/2025	2.750%	24,500,000	44,164,021
Total			145,016,243
Consumer Products 1.2%
Callaway Golf Co.(f)
05/01/2026	2.750%	8,000,000	11,528,852
Winnebago Industries, Inc.
04/01/2025	1.500%	14,000,000	15,367,089
Total			26,895,941
Diversified Manufacturing 1.3%
Bloom Energy Corp.(f)
08/15/2025	2.500%	9,000,000	15,041,700
SolarEdge Technologies, Inc.(f),(g)
09/15/2025	0.000%	12,500,000	15,889,610
Total			30,931,310
Finance Companies 0.4%
LendingTree, Inc.
06/01/2022	0.625%	6,500,000	8,800,139
Food and Beverage 0.5%
Chefs’ Warehouse, Inc. (The)(f)
12/01/2024	1.875%	12,000,000	11,226,052
Health Care 7.2%
CONMED Corp.
02/01/2024	2.625%	10,000,000	13,065,098
DexCom, Inc.
12/01/2023	0.750%	8,000,000	15,906,005
Exact Sciences Corp.
03/01/2028	0.375%	30,000,000	36,748,768
Insulet Corp.
09/01/2026	0.375%	12,000,000	16,109,216
Invacare Corp.
11/15/2024	5.000%	5,600,000	5,229,367
Novavax, Inc.
02/01/2023	3.750%	9,000,000	12,743,640
Columbia Convertible Securities Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2020 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Repligen Corp.
07/15/2024	0.375%	6,500,000	11,291,278
Tandem Diabetes Care, Inc.(f)
05/01/2025	1.500%	9,000,000	10,370,731
Teladoc Health, Inc.(f)
06/01/2027	1.250%	38,000,000	44,835,393
Total			166,299,496
Home Construction 0.5%
SunPower Corp.
01/15/2023	4.000%	9,830,000	11,815,577
Independent Energy 0.5%
Chesapeake Energy Corp.(h)
09/15/2026	0.000%	10,200,000	561,000
EQT CORP(f)
05/01/2026	1.750%	8,500,000	10,917,400
Total			11,478,400
Leisure 3.6%
NCL Corp., Ltd.(f)
08/01/2025	5.375%	24,000,000	36,900,000
Royal Caribbean Cruises Ltd(f)
06/15/2023	4.250%	34,000,000	46,716,000
Total			83,616,000
Life Insurance 0.7%
AXA SA(f)
05/15/2021	7.250%	14,000,000	16,114,140
Media and Entertainment 2.1%
Sea Ltd.(f)
12/01/2025	2.375%	5,000,000	10,610,925
Snap, Inc.
08/01/2026	0.750%	18,000,000	37,035,444
Total			47,646,369
Metals and Mining 1.2%
Allegheny Technologies, Inc.(f)
06/15/2025	3.500%	10,000,000	11,983,682
Livent Corp.(f)
07/15/2025	4.125%	8,500,000	16,205,754
Total			28,189,436
Other Industry 2.2%
Chegg, Inc.
03/15/2025	0.125%	13,000,000	20,983,659
Green Plains, Inc.
09/01/2022	4.125%	11,000,000	10,306,847
Convertible Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
K12, Inc.(f)
09/01/2027	1.125%		12,000,000	9,878,944
KBR, Inc.
11/01/2023	2.500%		8,000,000	10,180,315
Total				51,349,765
Other REIT 0.4%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%		9,500,000	9,423,050
Pharmaceuticals 5.7%
Acorda Therapeutics, Inc.
06/15/2021	1.750%		3,500,000	2,087,455
Aerie Pharmaceuticals, Inc.
10/01/2024	1.500%		12,500,000	11,073,978
Apellis Pharmaceuticals, Inc.
09/15/2026	3.500%		11,000,000	15,761,222
Canopy Growth Corp.(f)
07/15/2023	4.250%	CAD	13,000,000	10,410,410
Clovis Oncology, Inc.
05/01/2025	1.250%		21,000,000	14,606,162
Coherus Biosciences, Inc.(f)
04/15/2026	1.500%		10,000,000	11,815,168
Esperion Therapeutics, Inc.(f)
11/15/2025	4.000%		11,000,000	11,375,237
Halozyme Therapeutics, Inc.(f)
12/01/2024	1.250%		6,500,000	11,243,351
Insmed, Inc.
01/15/2025	1.750%		18,000,000	21,656,083
Radius Health, Inc.
09/01/2024	3.000%		12,000,000	10,284,536
Sarepta Therapeutics, Inc.
11/15/2024	1.500%		5,000,000	10,343,453
Total				130,657,055
Retailers 4.8%
American Eagle Outfitters, Inc.(f)
04/15/2025	3.750%		5,000,000	10,990,625
Burlington Stores, Inc.(f)
04/15/2025	2.250%		12,000,000	14,832,159
Dick’s Sporting Goods, Inc.(f)
04/15/2025	3.250%		6,000,000	10,807,838
Guess?, Inc.
04/15/2024	2.000%		12,000,000	11,520,000
RH(f),(g)
09/15/2024	0.000%		7,000,000	15,421,700

2	Columbia Convertible Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2020 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Under Armour, Inc.(f)
06/01/2024	1.500%	9,000,000	14,619,375
Wayfair, Inc.
08/15/2026	1.000%	18,000,000	33,117,801
Total			111,309,498
Technology 27.3%
2U, Inc.(f)
05/01/2025	2.250%	6,500,000	9,079,850
Akamai Technologies, Inc.
09/01/2027	0.375%	24,000,000	26,568,345
Alteryx, Inc.
08/01/2024	0.500%	14,000,000	14,464,194
Atlassian, Inc.
05/01/2023	0.625%	6,500,000	17,967,565
Avaya Holdings Corp.
06/15/2023	2.250%	11,000,000	11,275,829
Bill.com Holdings, Inc.(f),(g)
12/01/2025	0.000%	15,000,000	15,926,805
Coupa Software, Inc.(f)
06/15/2026	0.375%	34,000,000	44,976,706
Datadog, Inc.(f)
06/15/2025	0.125%	8,000,000	10,460,000
DocuSign, Inc.
09/15/2023	0.500%	4,000,000	12,769,307
Envestnet, Inc.(f)
08/15/2025	0.750%	11,000,000	11,331,662
Everbridge, Inc.(f)
12/15/2024	0.125%	10,000,000	13,183,011
Inphi Corp.(f)
04/15/2025	0.750%	7,000,000	9,550,181
Lumentum Holdings, Inc.(f)
12/15/2026	0.500%	14,000,000	16,094,570
Microchip Technology, Inc.
Junior Subordinated
02/15/2037	2.250%	23,000,000	45,353,125
MongoDB, Inc.(f)
01/15/2026	0.250%	13,500,000	20,523,188
NortonLifeLock, Inc.(f)
08/15/2022	2.000%	16,000,000	17,817,992
Okta, Inc.(f)
06/15/2026	0.375%	24,000,000	29,791,669
Omnicell, Inc.(f)
09/15/2025	0.250%	10,000,000	12,443,750
ON Semiconductor Corp.
10/15/2023	1.625%	10,000,000	15,480,093
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palo Alto Networks, Inc.(f)
06/01/2025	0.375%	35,000,000	40,897,710
Parsons Corp.(f)
08/15/2025	0.250%	11,000,000	11,020,849
RealPage, Inc.
05/15/2025	1.500%	12,000,000	13,702,500
ServiceNow, Inc.(g)
06/01/2022	0.000%	4,000,000	15,790,489
Shopify, Inc.
11/01/2025	0.125%	10,000,000	11,412,500
Silicon Laboratories, Inc.(f)
06/15/2025	0.625%	12,000,000	14,482,800
SMART Global Holdings, Inc.(f)
02/15/2026	2.250%	11,000,000	10,711,250
Splunk, Inc.(f)
06/15/2027	1.125%	35,000,000	39,414,519
Square, Inc.(f)
03/01/2025	0.125%	36,000,000	66,412,208
Tabula Rasa HealthCare, Inc.(f)
02/15/2026	1.750%	10,500,000	8,931,562
Teradyne, Inc.
12/15/2023	1.250%	4,000,000	13,962,500
Twilio, Inc.
06/01/2023	0.250%	5,500,000	24,757,150
Total			626,553,879
Wirelines 2.0%
RingCentral, Inc.(f),(g)
03/01/2025	0.000%	30,000,000	33,751,172
Vonage Holdings Corp.
06/01/2024	1.750%	11,000,000	11,687,500
Total			45,438,672
Total Convertible Bonds (Cost $1,334,593,056)			1,813,071,871

Convertible Preferred Stocks 16.5%
Issuer		Shares	Value ($)
Communication Services 1.1%
Diversified Telecommunication Services 1.1%
2020 Cash Mandatory Exchangeable Trust(f)	5.250%	20,000	24,244,000
Total Communication Services			24,244,000
Consumer Discretionary 1.3%
Auto Components 0.7%
Aptiv PLC	5.500%	125,000	17,477,500

Columbia Convertible Securities Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2020 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Internet & Direct Marketing Retail 0.6%
2020 Mandatory Exchangeable Trust(f)	6.500%	7,500	13,281,375
Total Consumer Discretionary			30,758,875
Consumer Staples 0.5%
Household Products 0.5%
Energizer Holdings, Inc.	7.500%	130,000	11,756,110
Total Consumer Staples			11,756,110
Financials 1.4%
Capital Markets 1.0%
KKR & Co., Inc.	6.000%	400,000	21,924,000
Insurance 0.4%
Assurant, Inc.	6.500%	82,500	10,150,320
Total Financials			32,074,320
Health Care 4.9%
Health Care Equipment & Supplies 2.9%
Becton Dickinson and Co.	6.000%	315,000	16,461,900
Boston Scientific Corp.	5.500%	145,000	14,763,900
Danaher Corp.	5.000%	28,000	36,509,760
Total			67,735,560
Health Care Technology 0.7%
Change Healthcare, Inc.	6.000%	270,000	16,545,600
Life Sciences Tools & Services 0.8%
Avantor, Inc.	6.250%	210,000	18,131,400
Pharmaceuticals 0.5%
Elanco Animal Health, Inc.	5.000%	230,000	10,915,800
Total Health Care			113,328,360
Industrials 0.7%
Machinery 0.7%
Stanley Black & Decker, Inc.	5.250%	145,000	16,182,000
Total Industrials			16,182,000
Information Technology 1.3%
Electronic Equipment, Instruments & Components 0.7%
II-VI, Inc.	6.000%	52,500	15,177,225
IT Services 0.6%
Sabre Corp.	6.500%	100,000	14,640,000
Total Information Technology			29,817,225
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Materials 0.5%
Chemicals 0.5%
International Flavors & Fragrances, Inc.	6.000%	255,000	10,543,193
Total Materials			10,543,193
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
QTS Realty Trust, Inc.	6.500%	68,000	9,194,960
Total Real Estate			9,194,960
Utilities 4.4%
Electric Utilities 3.0%
NextEra Energy, Inc.	6.219%	1,150,000	56,350,000
PG&E Corp.	5.500%	100,000	12,421,187
Total			68,771,187
Multi-Utilities 0.9%
DTE Energy Co.	6.250%	450,000	21,640,500
Water Utilities 0.5%
Essential Utilities, Inc.	6.000%	185,000	10,879,850
Total Utilities			101,291,537
Total Convertible Preferred Stocks (Cost $327,270,096)			379,190,580

Preferred Stocks 0.9%

Utilities 0.9%
Electric Utilities 0.9%
American Electric Power Co., Inc.	6.125%	400,000	20,188,000
Total Utilities			20,188,000
Total Preferred Stocks (Cost $21,866,400)			20,188,000

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(i),(j)	10,487,693	10,486,644
Total Money Market Funds (Cost $10,486,634)		10,486,644
Total Investments in Securities (Cost: $1,739,549,441)		2,288,055,410
Other Assets & Liabilities, Net		9,469,117
Net Assets		2,297,524,527

4	Columbia Convertible Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2020, the total value of these securities amounted to $2,295,715, which represents 0.10% of total net assets.
(b)	Non-income producing investment.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2020, the total market value of these securities amounted to $2,295,715, which represents 0.10% of total net assets. Additional information on these securities is as follows:
(d)	Valuation based on significant unobservable inputs.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2020, the total value of these securities amounted to $994,037,327, which represents 43.27% of total net assets.
(g)	Zero coupon bond.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2020, the total value of these securities amounted to $561,000, which represents 0.02% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	28,318,922	711,587,700	(729,417,386)	(2,592)	10,486,644	32,261	98,514	10,487,693
Currency Legend
CAD	Canada Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Convertible Securities Fund | Quarterly Report 2020	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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